Cover Page	Jun. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity File Number	001-16583
Entity Registrant Name	ACUITY BRANDS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	58-2632672
Entity Address, Address Line One	1170 Peachtree Street, N.E.
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	853-1400
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AYI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001144215
Amendment Flag	false